UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21187

PIMCO Municipal Income Fund III

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna —1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2012

Date of reporting period: September 30, 2012

Item 1. REPORT TO SHAREHOLDERS

Annual Report

September 30, 2012

PIMCO Municipal Income Fund III

PIMCO California Municipal Income Fund III

PIMCO New York Municipal Income Fund III

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PIMCO Municipal Income Funds III Annual Report

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Hans W. Kertess

Chairman

Brian S. Shlissel

President
& CEO

Dear Shareholder:

The municipal bond market benefitted from attractive valuations and strong demand during the fiscal twelve-month reporting period ended September 30, 2012. Longer-term, lower credit municipals were particularly favorable during the reporting period.

For the fiscal twelve-month period ended September 30, 2012:

•

PIMCO Municipal Income Fund III returned 23.34% on net asset value (“NAV”) and 33.20% on market price.

•

PIMCO California Municipal Income Fund III returned 21.38% on NAV and 31.62% on market price.

•

PIMCO New York Municipal Income Fund III returned 17.20% on NAV and 26.56% on market price.

In contrast, the Barclays Municipal Bond Index increased a tax-advantaged
8.32% during the reporting period. The broad taxable bond market, represented by the Barclays U.S. Aggregate Index, rose 5.16%.

Twelve-Month Period
in Review through September 30, 2012

The fiscal twelve-month reporting period began with gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanding at an annual pace of 1.3%. GDP growth accelerated to an annual rate of 4.1% between October and December 2011. This momentum reversed during the first and second quarters of 2012 as GDP eased to a 2.0% and 1.3% annual pace respectively. Economic data released during the third quarter of 2012 indicated that the growth rate would be similarly tepid during that quarter.

The Federal Reserve (the
“Fed”) revealed that it would launch a third round of “quantitative easing.” The Fed agreed to purchase $40 billion of mortgage securities each month for the foreseeable future. The objective is to lower already record low mortgage rates in an effort to boost the housing market. The Fed also indicated that it would continue “Operation Twist”, the program involving the selling of debt obligations with short-term maturities and the purchase of debt obligations with longer-term maturities.

The Fed also announced that it
expected to keep the Fed Funds interest rate in the 0.0% to 0.25% range through 2015, longer than previously stated.

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PIMCO Municipal Income Funds III Annual Report

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Yields on U.S. Treasury bonds dropped to all-time lows during the twelve-month fiscal reporting period. At one point, the yield on the benchmark 10-year Treasury bond fell to 1.43%. It ended the period at 1.65% as of September 30, 2012. These low yields reflect market uncertainty over a variety of issues, notably the European Union’s ongoing fiscal crisis and the ongoing political standoff in Washington with respect to future levels of taxes and spending. Since municipal bond yields tend to track comparable Treasury bonds, municipal yields declined accordingly.

The Road Ahead

The credit and economic environment
for municipal bonds is expected to remain challenging. Economic growth has been modest and overall tax revenues remain low, despite improving fiscal conditions of state and local governments. This suggests that municipal securities will remain under pressure.

The political standoff in Washington regarding future
levels of taxes and spending is also a matter of

concern. Currently, federal taxes are scheduled to increase, and sharp spending cuts are planned to begin in January 2013. The prospect of higher taxes, reduced spending, or both, is likely to have a detrimental effect on the already-modest economic recovery. The potential for higher taxes, however, may increase the appeal of tax-advantaged products such as municipal securities.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website,
www.allianzinvestors.com/closedendfunds.

Together with Allianz
Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

   Hans W. Kertess
Chairman

Brian S. Shlissel President & Chief Executive Officer

Receive this report electronically and eliminate paper
mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

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PIMCO Municipal Income Funds III Annual Report

3

PIMCO Municipal Income Funds
III Fund Insights

September 30, 2012 (unaudited)

For the 12-month period ended September 30, 2012, PIMCO Municipal Income
III (“Municipal III”) returned 23.34% on net asset value (“NAV”) and 33.20% on market price.

For the 12-month period ended September 30, 2012, PIMCO California Municipal Income III (“California Municipal III”) returned 21.38% on NAV and 31.62% on market price.

For the 12-month period ended September 30, 2012, PIMCO New York
Municipal Income III (“New York Municipal III”) returned 17.20% on NAV and 26.56% on market price.

The municipal bond market generated strong results during the 12-month reporting period ended September 30, 2012. While there were several periods of weakness within the municipal market, these proved to be only temporary setbacks. In fact, the overall municipal market, as measured by the Barclays Municipal Bond Index (the “Benchmark”), posted positive returns during nine of the twelve months of the period. Supporting the market were strengthening municipal fundamentals, including rising tax revenues, as well as overall modest new issuance. In addition, investor demand was generally strong as investors sought higher incremental yield in the low interest rate environment.
All told, during the 12-month period the Benchmark returned 8.32%. In comparison, the overall taxable fixed income market, as measured by the Barclays U.S. Aggregate Index, rose 5.16% during the period.

Municipal III and New York Municipal III benefited from positively emphasizing revenue bonds versus general obligation bonds. This contributed to results as revenue bonds outperformed general obligation bonds during the reporting period.

The Funds had an overweighting to the Tobacco and Healthcare sectors. This was beneficial as these sectors outperformed the Benchmark for the fiscal year ended September 30, 2012. Municipal III and New York Municipal III benefited from an overweighting to the strong performing Corporate-backed sector. California
Municipal III was rewarded for an overweighting to the Education sector. Municipal III’s underweighting to Education and Special Tax sectors detracted from performance. California Municipal III’s underweighting to the Lease-backed sector was detrimental to returns as this sector outperformed.

During
the reporting period, a shorter duration than that of the Benchmark detracted from all three Funds’ performance, as municipal yields declined during the 12-month period. In addition, a short Treasury position through the use of futures by
California Municipal III and New York Municipal III was a drag on returns as a result of the declining interest rate environment.

Each fund utilized payer interest rate swaps to manage duration. This detracted from performance due to the falling interest rate environment. The
Funds’ utilization of Treasury futures to manage the portfolios’ duration did not have a meaningfully impact on performance.

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PIMCO Municipal Income Funds III Annual Report

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PIMCO Municipal Income Funds
III Performance & Statistics

September 30, 2012 (unaudited)

Municipal III:

Total Return(1):

Market Price

NAV

1 Year

33.20%

23.34%

5 Year

5.53%

2.84%

Commencement of Operations (10/31/02) to 9/30/12

6.05%

4.79%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 9/30/12

Market Price/NAV:

Market Price

$13.31

NAV

$11.02

Premium to NAV

20.78%

  Market Price
Yield(2)

6.31%

  Leverage
Ratio(3)

38.24%

Moody’s Rating

(as a % of total investments)

California Municipal III:

Total Return(1):

Market Price

NAV

1 Year

31.62%

21.38%

5 Year

3.63%

0.63%

Commencement of Operations (10/31/02) to 9/30/12

4.46%

3.65%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 9/30/12

Market Price/NAV:

Market Price

$11.68

NAV

$10.23

Premium to NAV

14.17%

  Market Price
Yield(2)

6.16%

  Leverage
Ratio(3)

41.39%

Moody’s Rating

(as a % of total investments)

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PIMCO Municipal Income Funds III Annual Report

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PIMCO Municipal Income Funds III Performance & Statistics

September 30, 2012 (unaudited)

New York Municipal III:

Total Return(1):

Market Price

NAV

1 Year

26.56%

17.20%

5 Year

1.90%

–1.56%

Commencement of Operations (10/31/02) to 9/30/12

2.98%

2.39%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 9/30/12

Market Price/NAV:

Market Price

$10.66

NAV

$9.65

Premium to NAV

10.47%

Market Price Yield(2)

5.91%

Leverage Ratio(3)

42.97%

Moody’s Rating

(as a % of total investments)

(1) Past performance is no guarantee
of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund’s shares, or changes in each Fund’s dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at September 30, 2012.

(3) Represents Floating Rate Notes Issued in tender option bond transactions and Preferred
Shares (collectively “Leverage”) outstanding, as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Leverage) minus accrued liabilities (other than liabilities representing
Leverage).

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PIMCO Municipal Income Funds III Annual Report

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PIMCO Municipal Income Fund
III Schedule of Investments

September 30, 2012

  Principal
Amount (000s)

Value

MUNICIPAL BONDS & NOTES – 97.0%

Alabama – 2.2%

$
9,000

Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth.

Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A

$
9,009,810

500

Birmingham Special Care Facs. Financing Auth. Rev.,

Childrens Hospital, 6.00%, 6/1/39 (AGC)

593,250

1,500

Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27

1,465,065

1,000

State Docks Department Rev., 6.00%, 10/1/40

1,149,710

12,217,835

Arizona – 6.5%

Health Facs. Auth. Rev.,

Banner Health,

1,250

5.00%, 1/1/35, Ser. A

1,333,500

900

5.50%, 1/1/38, Ser. D

996,417

2,250

Beatitudes Campus Project, 5.20%, 10/1/37

2,053,665

Pima Cnty. Industrial Dev. Auth. Rev.,

13,000

5.00%, 9/1/39 (h)

13,613,600

750

Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A

815,745

5,000

Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)

5,604,650

11,600

Salt Verde Financial Corp. Rev., 5.00%, 12/1/37

12,726,824

37,144,401

California – 14.0%

Bay Area Toll Auth. Rev., San Francisco Bay Area,

1,500

5.00%, 10/1/29

1,712,985

500

5.00%, 4/1/34, Ser. F-1

561,890

3,260

5.00%, 10/1/42

3,605,625

Golden State Tobacco Securitization Corp. Rev., Ser. A-1,

4,600

5.125%, 6/1/47

3,543,564

7,120

5.75%, 6/1/47

6,070,156

Health Facs. Financing Auth. Rev.,

2,500

Catholic Healthcare West, 6.00%, 7/1/39, Ser. A

2,928,100

Sutter Health,

600

5.00%, 11/15/42, Ser. A (IBC-NPFGC)

630,912

1,500

6.00%, 8/15/42, Ser. B

1,788,840

3,350

Indian Wells Redev. Agcy., Tax Allocation,

Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)

3,044,044

130

Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)

141,526

2,000

M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B

2,607,300

1,580

Municipal Finance Auth. Rev., Azusa Pacific Univ. Project,

7.75%, 4/1/31, Ser. B

1,868,129

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PIMCO Municipal Income Funds III Annual Report

7

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

  Principal
Amount (000s)

Value

California (continued)

$
1,250

Palomar Pomerado Health, CP, 6.75%, 11/1/39

$
1,405,912

1,600

San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A

1,800,240

State, GO,

5,000

5.00%, 6/1/37

5,425,000

5,300

5.00%, 12/1/37

5,843,091

1,350

5.25%, 3/1/38

1,489,995

1,300

5.25%, 11/1/40

1,497,340

3,200

5.50%, 3/1/40

3,693,504

2,500

5.75%, 4/1/31

2,948,175

5,000

6.00%, 4/1/38

5,963,700

Statewide Communities Dev. Auth. Rev.,

1,000

American Baptist Homes West, 6.25%, 10/1/39

1,090,870

2,205

California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(d)

2,533,347

Methodist Hospital Project (FHA),

2,900

6.625%, 8/1/29

3,677,722

10,300

6.75%, 2/1/38

12,711,127

1,200

Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1

980,160

79,563,254

Colorado – 0.8%

500

Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34

403,295

500

Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A (Pre-refunded @ $100, 6/1/14) (c)

547,955

2,000

Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40, Ser. A

2,181,040

500

Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38

639,905

500

Regional Transportation Dist. Rev., Denver Transportation Partners, 6.00%, 1/15/34

585,235

4,357,430

Connecticut – 0.3%

1,250

Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A

1,427,862

District of Columbia – 2.1%

10,000

Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (h)

11,757,800

Florida – 4.1%

3,480

Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34

3,602,774

500

Broward Cnty. Airport System Rev., 5.375%, 10/1/29, Ser. O

576,465

4,500

Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (h)

5,184,945

3,000

Cape Coral Water & Sewer Rev., 5.00%, 10/1/41 (AGM)

3,376,710

350

Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A

394,800

2,500

Hillsborough Cnty. Industrial Dev. Auth. Rev.,

Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B

2,560,650

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PIMCO Municipal Income Funds III Annual Report

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PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

  Principal
Amount (000s)

Value

Florida (continued)

$
3,895

Sarasota Cnty. Health Facs. Auth. Rev.,

Sarasota-Manatee Jewish Housing Council, Inc. Project, 5.75%, 7/1/45

$
2,994,905

4,200

State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)

4,799,382

23,490,631

Georgia – 0.4%

1,750

Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev.,

Lenbrook Project, 5.125%, 7/1/42, Ser. A

1,679,002

400

Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37

387,584

2,066,586

Hawaii – 0.3%

1,500

Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A

1,666,410

Illinois – 5.7%

5,000

Chicago, GO, 5.00%, 1/1/34, Ser. C (h)

5,475,900

Finance Auth. Rev.,

Leafs Hockey Club Project, Ser. A (b)(e),

1,000

5.875%, 3/1/27

339,500

625

6.00%, 3/1/37

209,831

400

OSF Healthcare System, 7.125%, 11/15/37, Ser. A

483,384

12,795

Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)

12,864,733

1,000

Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A

1,125,110

Univ. of Chicago,

165

5.25%, 7/1/41, Ser. 05-A

165,147

5,000

5.50%, 7/1/37, Ser. B (h)

5,918,250

5,000

State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B

5,568,800

32,150,655

Indiana – 1.1%

500

Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)

500,430

Portage, Tax Allocation, Ameriplex Project,

1,000

5.00%, 7/15/23

1,025,540

775

5.00%, 1/15/27

786,943

2,800

Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22

3,653,440

5,966,353

Iowa – 0.1%

Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,

120

5.50%, 11/15/27

113,173

575

5.50%, 11/15/37

518,650

631,823

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PIMCO Municipal Income Funds III Annual Report

9

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

  Principal
Amount (000s)

Value

Kentucky – 0.8%

Economic Dev. Finance Auth. Rev.,

$
1,000

Catholic Healthcare Partners, 5.25%, 10/1/30

$
1,000,000

2,000

Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A

2,375,960

1,250

Ohio Cnty. Pollution Control Rev.,

Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A

1,329,662

4,705,622

Louisiana – 1.6%

Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,

400

Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2

466,928

Woman’s Hospital Foundation, Ser. A,

1,500

5.875%, 10/1/40

1,698,495

1,000

6.00%, 10/1/44

1,137,160

Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,

1,700

5.50%, 5/15/47, Ser. B

1,794,707

2,000

6.50%, 5/15/37

2,396,800

1,345

Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B

1,376,164

8,870,254

Maryland – 0.8%

1,000

Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B

1,086,930

Health & Higher Educational Facs. Auth. Rev.,

1,500

Calvert Health System, 5.50%, 7/1/36

1,559,565

700

Charlestown Community, 6.25%, 1/1/41

801,171

1,000

Lifebridge Health, 6.00%, 7/1/41

1,162,310

4,609,976

Massachusetts – 1.3%

Dev. Finance Agcy. Rev.,

300

Adventcare Project, 7.625%, 10/15/37

340,941

Linden Ponds, Inc. Fac.,

140

zero coupon, 11/15/56, Ser. B (b)

1,921

28

5.50%, 11/15/46, Ser. A-2 (b)

18,957

529

6.25%, 11/15/39, Ser. A-1

408,439

4,910

Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H

4,917,512

1,600

State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A

1,823,808

7,511,578

Michigan – 12.4%

1,500

Detroit, GO, 5.25%, 11/1/35

1,650,030

9,320

Detroit Sewage Disposal System Rev., 5.00%, 7/1/32, Ser. A (AGM)

9,388,502

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PIMCO Municipal Income Funds III Annual Report

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PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

  Principal
Amount (000s)

Value

Michigan (continued)

$
5,000

Detroit Water and Sewerage Department Rev., 5.25%, 7/1/39, Ser. A

$
5,341,700

Detroit Water Supply System Rev.,

16,000

5.00%, 7/1/34, Ser. A (NPFGC)

16,189,280

7,555

5.00%, 7/1/34, Ser. B (NPFGC)

7,644,376

5,000

5.25%, 7/1/41, Ser. A

5,324,050

500

Global Preparatory Academy Rev., 5.25%, 11/1/36

396,385

1,500

Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39

1,932,060

State Hospital Finance Auth. Rev.,

575

Oakwood Group, 6.00%, 4/1/22, Ser. A (Pre-refunded @ $100, 4/1/13) (c)

591,445

20,000

Trinity Health, 5.375%, 12/1/30 (Pre-refunded @ $100, 12/1/12) (c)

20,167,600

1,300

State Univ. Rev., 6.173%, 2/15/50, Ser. A

1,593,345

70,218,773

Minnesota – 0.0%

125

Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A

127,691

Missouri – 0.1%

250

Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23

245,035

500

Manchester, Tax Allocation, Highway 141/Manchester Road Project, 6.875%, 11/1/39

534,095

779,130

New Hampshire – 0.4%

2,000

Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A

2,266,200

New Jersey – 6.1%

1,000

Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A

1,024,140

300

Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14

300,927

4,500

Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28

5,434,380

1,000

Health Care Facs. Financing Auth. Rev., St. Peter’s Univ. Hospital, 5.75%, 7/1/37

1,052,760

Tobacco Settlement Financing Corp. Rev., Ser. 1-A,

1,600

4.75%, 6/1/34

1,318,768

19,745

5.00%, 6/1/41

16,425,471

8,000

Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B

9,066,160

34,622,606

New Mexico – 0.2%

1,000

Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D

1,115,170

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PIMCO Municipal Income Funds III Annual Report

11

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

  Principal
Amount (000s)

Value

New York – 12.2%

$
9,800

Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.25%, 7/15/40

$
11,314,394

5,000

Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A

5,909,050

1,700

Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37

2,042,975

3,000

Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D

3,368,460

1,150

Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A

790,257

10,450

New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)

12,647,217

New York City Municipal Water Finance Auth. Water & Sewer Rev. (h),

4,900

5.00%, 6/15/37, Ser. D

5,360,208

4,000

Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD

4,424,680

New York Liberty Dev. Corp. Rev.,

10,000

1 World Trade Center Project, 5.00%, 12/15/41

11,305,100

11,255

4 World Trade Center Project, 5.00%, 11/15/44

12,451,519

69,613,860

North Carolina – 1.4%

1,500

Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)

1,528,740

6,000

New Hanover Cnty. Rev., New Hanover Regional Medical Center, 5.00%, 10/1/28

6,655,140

8,183,880

Ohio – 3.9%

500

Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A

538,500

Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,

2,400

5.875%, 6/1/30

1,984,680

2,350

5.875%, 6/1/47

1,897,132

7,290

6.00%, 6/1/42

6,039,765

5,000

6.50%, 6/1/47

4,423,450

3,500

Hamilton Cnty. Healthcare Rev., Christ Hospital Project, 5.00%, 6/1/42

3,708,880

500

  Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15)
(c)

572,335

2,500

Lorain Cnty. Hospital Rev., Catholic Healthcare,

5.375%, 10/1/30 (Pre-refunded @ $100, 10/1/12) (c)

2,500,000

500

Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A

534,875

22,199,617

Pennsylvania – 2.3%

1,000

Allegheny Cnty. Hospital Dev. Auth. Rev., Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39

1,130,620

12

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

  Principal
Amount (000s)

Value

Pennsylvania (continued)

$
4,000

Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/44, Ser. A

$
4,388,960

Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,

750

5.625%, 7/1/28

792,240

670

6.00%, 7/1/35

711,614

1,000

Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A

1,130,220

1,250

Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (e)

988,600

100

Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39

111,561

500

Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A

556,080

3,000

Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D

3,284,400

13,094,295

Puerto Rico – 1.0%

Sales Tax Financing Corp. Rev.,

2,400

5.00%, 8/1/40, Ser. A (AGM) (h)

2,532,288

3,000

5.375%, 8/1/38, Ser. C

3,212,250

5,744,538

South Carolina – 1.3%

1,000

Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39

1,092,090

5,305

Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B

5,336,140

800

State Ports Auth. Rev., 5.25%, 7/1/40

896,512

7,324,742

Tennessee – 0.5%

1,250

Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39

1,416,687

1,000

Johnson City Health & Educational Facs. Board Rev.,

Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A

1,160,890

2,577,577

Texas – 8.5%

1,300

Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)

1,445,288

3,000

Harris Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor College of Medicine, 5.00%, 11/15/37

3,247,470

North Harris Cnty. Regional Water Auth. Rev.,

5,500

5.25%, 12/15/33

6,129,255

5,500

5.50%, 12/15/38

6,137,230

9.30.12

PIMCO Municipal Income Funds III Annual Report

13

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

  Principal
Amount (000s)

Value

Texas (continued)

North Texas Tollway Auth. Rev.,

$
3,000

5.00%, 1/1/38

$
3,277,020

600

5.50%, 9/1/41, Ser. A

717,030

10,800

5.625%, 1/1/33, Ser. A

12,238,560

700

5.75%, 1/1/33, Ser. F

773,409

2,000

Sabine River Auth. Pollution Control Rev., TXU Energy, 5.20%, 5/1/28, Ser. C (b)

205,140

3,000

Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,

Baylor Health Care Systems Project, 6.25%, 11/15/29

3,643,830

Texas Municipal Gas Acquisition & Supply Corp. I Rev.,

150

5.25%, 12/15/26, Ser. A

167,733

8,100

6.25%, 12/15/26, Ser. D

9,950,121

500

Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34

578,750

48,510,836

Virginia – 0.3%

1,000

Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A

1,145,120

1,000

James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A

825,660

1,970,780

Washington – 3.7%

Health Care Facs. Auth. Rev.,

500

Kadlec Regional Medical Center, 5.50%, 12/1/39

529,600

1,000

Seattle Cancer Care Alliance, 7.375%, 3/1/38

1,236,950

18,685

Tobacco Settlement Auth. Rev., 6.50%, 6/1/26

19,462,296

21,228,846

West Virginia – 0.2%

1,000

Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41

1,216,680

Wisconsin – 0.4%

Health & Educational Facs. Auth. Rev.,

1,000

Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A

1,103,410

1,000

Prohealth Care, Inc., 6.625%, 2/15/39

1,186,320

2,289,730

Total Municipal Bonds & Notes (cost- $497,537,744)

551,223,421

VARIABLE RATE NOTES (a)(d)(f)(g) – 3.0%

California – 0.4%

1,675

Los Angeles Community College Dist., GO, 13.80%, 8/1/33, Ser. 3096

2,308,569

Florida – 1.1%

5,000

Greater Orlando Aviation Auth. Rev., 9.44%, 10/1/39, Ser. 3174

6,031,600

Texas – 1.5%

6,500

JPMorgan Chase Putters/Drivers Trust, GO, 9.386%, 2/1/17, Ser. 3480

8,729,500

Total Variable Rate Notes (cost-$13,078,420)

17,069,669

Total Investments (cost-$510,616,164) – 100.0%

$
568,293,090

14

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

Industry classification of portfolio holdings as a percentage of total investments at September 30, 2012 was as follows:

Revenue Bonds:

Health, Hospital, Nursing Home Revenue

24.8%

Tobacco Settlement Funded

11.2

Water Revenue

10.6

Natural Gas Revenue

7.0

Sewer Revenue

4.7

Recreational Revenue

4.3

Miscellaneous Revenue

4.2

Port, Airport & Marina Revenue

3.7

College & University Revenue

3.5

Highway Revenue Tolls

3.4

Industrial Revenue

2.7

Lease (Appropriation)

2.4

Local or Government Housing

1.6

Electric Power & Lighting Revenue

1.6

Miscellaneous Taxes

1.0

Sales Tax Revenue

1.0

Transit Revenue

0.7

Ad Valorem Property Tax

0.1

Tax Increment/ Allocation Revenue

0.0

Total Revenue Bonds

88.5
%

General Obligation Bonds

9.1

Tax Allocation

1.2

Special Assessments

1.0

Certificates of Participation

0.2

Total Investments

100.0
%

9.30.12

PIMCO Municipal Income Funds III Annual Report

15

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2012

Principal Amount (000s)

Value

CALIFORNIA MUNICIPAL BONDS & NOTES – 95.5%

$
1,250

Bay Area Toll Auth. Rev., San Francisco Bay Area,

5.00%, 4/1/34, Ser. F-1

$
1,404,725

1,000

Cathedral City Public Financing Auth., Tax Allocation,

5.00%, 8/1/33, Ser. A (NPFGC)

975,910

1,150

Ceres Redev. Agcy., Tax Allocation,

Project Area No. 1, 5.00%, 11/1/33 (NPFGC)

1,152,898

2,000

Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B

2,363,280

550

City & Cnty. of San Francisco, Capital Improvement Projects, CP,

5.25%, 4/1/31, Ser. A

616,671

1,415

Contra Costa Cnty. Public Financing Auth., Tax Allocation,

5.625%, 8/1/33, Ser. A

1,390,195

Educational Facs. Auth. Rev. (h),

9,800

Claremont McKenna College, 5.00%, 1/1/39

10,784,998

10,000

Univ. of Southern California, 5.00%, 10/1/39, Ser. A

11,342,000

1,695

El Dorado Irrigation Dist. & El Dorado Cnty. Water Agcy., CP,

5.75%, 8/1/39, Ser. A (AGC)

1,835,600

Golden State Tobacco Securitization Corp. Rev.,

11,000

5.00%, 6/1/45 (AMBAC-TCRS)

11,241,010

4,000

5.00%, 6/1/45, Ser. A (FGIC-TCRS)

4,087,640

13,865

5.75%, 6/1/47, Ser. A-1

11,820,606

Health Facs. Financing Auth. Rev.,

Adventist Health System, Ser. A,

500

5.00%, 3/1/33

506,225

4,000

5.75%, 9/1/39

4,495,880

Catholic Healthcare West, Ser. A,

1,935

6.00%, 7/1/34

2,080,493

4,000

6.00%, 7/1/39

4,684,960

450

Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)

476,964

500

Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A

610,480

6,000

Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)

6,065,040

1,300

Scripps Health, 5.00%, 11/15/36, Ser. A

1,434,771

2,900

Stanford Hospital, 5.25%, 11/15/40, Ser. A-2

3,322,327

Sutter Health,

1,000

5.00%, 8/15/35, Ser. D

1,122,370

5,000

5.00%, 8/15/38, Ser. A

5,361,550

500

5.00%, 11/15/42, Ser. A (IBC-NPFGC)

525,760

1,200

6.00%, 8/15/42, Ser. B

1,431,072

500

Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39

564,405

16

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

Principal Amount (000s)

Value

$
150

Lancaster Redev. Agcy. Rev., Capital Improvements Projects,

5.90%, 12/1/35

$
162,921

5,020

Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A

5,437,714

5,600

Long Beach Bond Finance Auth. Rev.,

Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A

6,382,096

5,000

Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A

5,900,450

Los Angeles Department of Water & Power Rev.,

6,000

4.75%, 7/1/30, Ser. A-2 (AGM) (h)

6,386,940

10,000

5.00%, 7/1/39, Ser. A (h)

11,088,700

1,500

5.00%, 7/1/43, Ser. B

1,736,685

Los Angeles Unified School Dist., GO,

9,580

4.75%, 1/1/28, Ser. A (NPFGC) (Pre-refunded @ $100, 7/1/13) (c)

9,903,325

10,000

5.00%, 1/1/34, Ser. I (h)

11,330,000

550

Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A

597,085

1,000

Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36

1,131,910

5,000

Metropolitan Water Dist. of Southern California Rev.,

5.00%, 7/1/37, Ser. A (h)

5,697,450

2,980

Modesto Irrigation Dist., Capital Improvement Projects, CP,

5.00%, 7/1/33, Ser. A (NPFGC)

3,004,734

3,000

Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)

3,291,570

1,700

M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B

2,216,205

955

Municipal Finance Auth. Rev., Azusa Pacific Univ. Project,

7.75%, 4/1/31, Ser. B

1,129,154

5,000

Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC) (Pre-refunded @ $100, 1/15/13) (c)

5,068,100

3,900

Orange Unified School Dist., CP, 4.75%, 6/1/29 (NPFGC)

3,900,000

1,250

Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C

1,362,937

1,250

Pollution Control Financing Auth. Rev.,

American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(d)

1,300,075

1,950

Poway Unified School Dist., Special Tax, 5.125%, 9/1/28

1,983,891

5,000

Riverside, CP, 5.00%, 9/1/33 (AMBAC) (Pre-refunded @ $100, 9/1/13) (c)

5,217,900

500

Rocklin Unified School Dist. Community Facs. Dist., Special Tax,

5.00%, 9/1/29 (NPFGC)

506,205

3,250

Sacramento Municipal Utility Dist. Rev.,

5.00%, 8/15/33, Ser. R (NPFGC) (Pre-refunded @ $100, 8/15/13) (c)

3,377,191

6,250

San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)

6,773,875

12,075

San Diego Community College Dist., GO,

5.00%, 5/1/28, Ser. A (AGM) (Pre-refunded @ $100, 5/1/13) (c)

12,410,202

4,000

San Diego Public Facs. Financing Auth. Sewer Rev.,

5.25%, 5/15/39, Ser. A

4,541,480

2,200

San Diego Regional Building Auth. Rev.,

Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A

2,473,372

9.30.12

PIMCO Municipal Income Funds III Annual Report

17

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

Principal Amount (000s)

Value

$
1,000

San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/43

$
1,147,450

1,500

San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36

1,791,615

12,200

San Marcos Public Facs. Auth., Tax Allocation,

5.00%, 8/1/33, Ser. A (FGIC-NPFGC)

12,371,410

1,000

San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A

1,125,150

500

Santa Clara Cnty. Financing Auth. Rev.,

El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)

547,685

1,200

Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community,

7.00%, 9/1/36, Ser. A

1,421,016

4,425

South Tahoe JT Powers Financing Auth. Rev.,

South Tahoe Redev. Project, 5.45%, 10/1/33, Ser. 1-A

4,425,398

7,300

State, GO, 6.00%, 4/1/38

8,707,002

State Public Works Board Rev.,

2,000

California State Univ., 6.00%, 11/1/34, Ser. J

2,370,200

2,050

Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A

2,086,756

Statewide Communities Dev. Auth. Rev.,

500

American Baptist Homes West, 6.25%, 10/1/39

545,435

California Baptist Univ.,

1,300

5.50%, 11/1/38, Ser. A

1,347,697

500

6.50%, 11/1/21

610,985

Catholic Healthcare West,

1,015

5.50%, 7/1/31, Ser. D

1,135,917

1,015

5.50%, 7/1/31, Ser. E

1,135,917

4,500

Kaiser Permanente, 5.00%, 3/1/41, Ser. B

4,768,650

1,000

Lancer Student Housing Project, 7.50%, 6/1/42

1,147,990

7,300

Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)

7,421,253

15,000

Memorial Health Services, 5.50%, 10/1/33, Ser. A (Pre-refunded @ $100, 4/1/13) (c)

15,394,200

Methodist Hospital Project (FHA),

2,000

6.625%, 8/1/29

2,536,360

7,200

6.75%, 2/1/38

8,885,448

3,100

St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)

3,451,416

1,800

Sutter Health, 6.00%, 8/15/42, Ser. A

2,146,608

11,000

Trinity Health, 5.00%, 12/1/41

12,310,650

2,000

Univ. of California Irvine E. Campus, 5.375%, 5/15/38

2,168,340

3,505

Statewide Communities Dev. Auth., The Internext Group, CP, 5.375%, 4/1/30

3,513,727

Tobacco Securitization Agcy. Rev.,

Alameda Cnty.,

8,100

5.875%, 6/1/35

8,099,757

7,000

6.00%, 6/1/42

6,999,370

2,000

Kern Cnty., 6.125%, 6/1/43, Ser. A

1,999,900

18

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

Principal Amount (000s)

Value

$
5,000

Tobacco Securitization Auth. of Southern California Rev.,

5.00%, 6/1/37, Ser. A-1

$
4,084,000

2,950

Torrance Rev., Torrance Memorial Medical Center,

5.50%, 6/1/31, Ser. A

2,956,165

5,000

Univ. of California Rev., 5.00%, 5/15/42, Ser. G

5,748,700

West Basin Municipal Water Dist., CP,

650

5.00%, 8/1/30, Ser. A (NPFGC)

675,734

350

5.00%, 8/1/30, Ser. A (NPFGC) (Pre-refunded @ $100, 8/1/13) (c)

354,834

2,000

Western Municipal Water Dist. Facs. Auth. Rev.,

5.00%, 10/1/39, Ser. B

2,224,020

1,000

Westlake Village, CP, 5.00%, 6/1/39

1,056,010

2,500

William S. Hart Union High School Dist., Special Tax,

6.00%, 9/1/33, Ser. 2002-1

2,521,200

2,750

Woodland Finance Auth. Rev., 5.00%, 3/1/32 (XLCA)

2,818,585

Total California Municipal Bonds & Notes (cost-$321,654,115)

360,062,547

OTHER MUNICIPAL BONDS & NOTES – 4.2%

Indiana – 1.3%

5,000

Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(d)

5,106,750

New Jersey – 0.2%

1,000

Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A

824,230

New York – 1.0%

3,300

New York City Municipal Water Finance Auth. Water & Sewer Rev.,

5.00%, 6/15/37, Ser. D (h)

3,609,936

Ohio – 0.6%

2,000

American Municipal Power-Ohio,

Inc. Rev., Fremont Energy Center Project, 5.00%, 2/15/42, Ser. B

2,215,840

Puerto Rico – 1.1%

Sales Tax Financing Corp. Rev.,

1,535

5.00%, 8/1/46, Ser. C

1,650,509

2,200

5.25%, 8/1/43, Ser. A-1

2,335,432

3,985,941

Total Other Municipal Bonds & Notes (cost-$12,589,603)

15,742,697

CALIFORNIA VARIABLE RATE NOTES (a)(d)(f)(g) – 0.3%

1,000

Los Angeles Community College Dist., GO, 13.80%, 8/1/33, Ser. 3096 (cost-$996,673)

1,378,250

Total Investments (cost-$335,240,391) – 100.0%

$
377,183,494

9.30.12

PIMCO Municipal Income Funds III Annual Report

19

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

Industry classification of portfolio holdings as a percentage of total investments at September 30, 2012 was as follows:

Revenue Bonds:

Health, Hospital, Nursing Home Revenue

26.4%

Tobacco Settlement Funded

13.0

College & University Revenue

9.1

Electric Power & Lighting Revenue

6.1

Water Revenue

4.2

Natural Gas Revenue

2.9

Lease (Abatement)

2.1

Sewer Revenue

1.5

Port, Airport & Marina Revenue

1.4

Tax Increment/ Allocation Revenue

1.2

Sales Tax Revenue

1.1

Local or Government Housing

0.7

Hotel Occupancy Tax

0.5

Highway Revenue Tolls

0.4

Total Revenue Bonds

70.6
%

General Obligation Bonds

16.1

Certificates of Participation

7.3

Tax Allocation

4.7

Special Tax

1.3

Total Investments

100.0
%

20

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO New York Municipal Income Fund III Schedule of Investments

September 30, 2012

Principal Amount (000s)

Value

NEW YORK MUNICIPAL BONDS & NOTES – 91.2%

$
1,000

Brooklyn Arena Local Dev. Corp. Rev.,

Barclays Center Project, 6.375%, 7/15/43

$
1,160,350

1,500

Chautauqua Cnty. Industrial Dev. Agcy. Rev.,

Dunkirk Power Project, 5.875%, 4/1/42

1,689,195

730

Dutchess Cnty. Industrial Dev. Agcy. Rev.,

Elant Fishkill, Inc., 5.25%, 1/1/37, Ser. A

632,866

800

East Rochester Housing Auth. Rev.,

St. Mary’s Residence Project, 5.375%, 12/20/22, Ser. A (GNMA)

832,472

4,000

Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A

4,727,240

Liberty Dev. Corp. Rev.,

1,050

Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49

1,213,317

Goldman Sachs Headquarters,

1,810

5.25%, 10/1/35

2,139,022

2,400

5.50%, 10/1/37

2,884,200

1,500

Long Island Power Auth. Rev., 5.75%, 4/1/39, Ser. A

1,778,715

Metropolitan Transportation Auth. Rev.,

5,220

5.00%, 11/15/32, Ser. A (FGIC-NPFGC)

5,384,900

500

5.00%, 11/15/34, Ser. B

564,665

3,000

Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA) (h)

3,488,490

500

Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A

343,590

2,695

New York City, GO,

5.00%, 3/1/33, Ser. I (Pre-refunded @ $100, 3/1/13) (c)

2,747,687

New York City Industrial Dev. Agcy. Rev., (AGC),

600

Pilot Queens Baseball Stadium, 6.50%, 1/1/46

701,976

2,200

Yankee Stadium, 7.00%, 3/1/49

2,662,572

New York City Municipal Water Finance Auth. Water & Sewer Rev.,

Second Generation Resolutions,

5,000

4.75%, 6/15/35, Ser. DD (h)

5,530,850

1,500

5.00%, 6/15/39, Ser. GG-1

1,708,125

2,000

New York City Transitional Finance Auth. Rev.,

5.00%, 5/1/39, Ser. F-1

2,300,240

3,450

New York City Trust for Cultural Res. Rev.,

Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)

3,548,566

4,000

New York Liberty Dev. Corp. Rev.,

4 World Trade Center Project, 5.75%, 11/15/51

4,717,680

1,000

Niagara Falls Public Water Auth. Water & Sewer Rev.,

5.00%, 7/15/34, Ser. A (NPFGC)

1,009,970

400

Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36

459,160

9.30.12

PIMCO Municipal Income Funds III Annual Report

21

PIMCO New York Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

Principal Amount (000s)

Value

$
600

Port Auth. of New York & New Jersey Rev.,

JFK International Air Terminal, 6.00%, 12/1/36

$
702,864

State Dormitory Auth. Rev.,

1,000

5.00%, 3/15/38, Ser. A

1,144,850

2,250

Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)

2,264,715

3,000

Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-NPFGC)

(Pre-refunded @ $100, 2/1/13) (c)

3,046,740

250

NYU Hospitals Center, 6.00%, 7/1/40, Ser. A

292,803

3,740

St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)

3,750,472

1,200

Teachers College, 5.50%, 3/1/39

1,328,004

500

The New School, 5.50%, 7/1/40

573,505

2,500

Univ. Dormitory Facs., 5.00%, 7/1/42, Ser. A

2,862,775

620

Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A

627,855

2,500

Winthrop-Nassau Univ., 5.75%, 7/1/28

2,540,275

750

State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B

820,185

1,600

State Thruway Auth. Rev., 5.00%, 1/1/42, Ser. I

1,801,536

State Urban Dev. Corp. Rev.,

2,400

5.00%, 3/15/35, Ser. B

2,587,440

2,200

5.00%, 3/15/36, Ser. B-1 (h)

2,537,040

2,000

Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (h)

2,382,580

1,400

Troy Capital Res. Corp. Rev., Rensselaer Polytechnic Institute

Project, 5.125%, 9/1/40, Ser. A

1,547,826

2,000

Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,

Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)

2,042,920

600

Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2

704,436

100

Yonkers Economic Dev. Corp. Rev.,

Charter School of Educational Excellence Project, 6.00%, 10/15/30, Ser. A

105,063

Total New York Municipal Bonds & Notes (cost-$77,584,875)

85,889,732

OTHER MUNICIPAL BONDS & NOTES – 8.8%

District of Columbia – 0.2%

175

Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33

200,653

Ohio – 1.1%

1,250

Buckeye Tobacco Settlement Financing Auth. Rev.,

5.875%, 6/1/47, Ser. A-2

1,009,113

Puerto Rico – 6.8%

580

Children’s Trust Fund Rev., 5.625%, 5/15/43

580,058

Sales Tax Financing Corp. Rev.,

4,000

5.00%, 8/1/40, Ser. A (AGM) (h)

4,220,480

500

5.25%, 8/1/43, Ser. A-1

530,780

1,000

5.375%, 8/1/38, Ser. C

1,070,750

6,402,068

22

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO New York Municipal Income Fund III Schedule of Investments

September 30, 2012 (continued)

Principal Amount (000s)

Value

U.S. Virgin Islands – 0.6%

$
500

Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A

$
559,840

Washington – 0.1%

135

Tobacco Settlement Auth. Rev., 6.625%, 6/1/32

140,292

Total Other Municipal Bonds & Notes (cost-$7,613,595)

8,311,966

Total Investments (cost-$85,198,470) – 100.0%

$
94,201,698

Industry classification of portfolio holdings as a percentage of total investments at September 30, 2012 was as follows:

Revenue Bonds:

Health, Hospital, Nursing Home Revenue

21.8%

Industrial Revenue

11.2

Water Revenue

9.6

Income Tax Revenue

9.1

Recreational Revenue

7.8

College & University Revenue

7.2

Transit Revenue

6.3

Sales Tax Revenue

6.2

Miscellaneous Revenue

5.6

Miscellaneous Taxes

5.0

Highway Revenue Tolls

2.5

Tobacco Settlement Funded

2.1

Electric Power & Lighting Revenue

1.9

Port, Airport & Marina Revenue

0.8

Total Revenue Bonds

97.1
%

General Obligation Bonds

2.9

Total Investments

100.0
%

9.30.12

PIMCO Municipal Income Funds III Annual Report

23

PIMCO New York Municipal Income Funds Notes to Schedules of Investments

September 30, 2012 (continued)

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $19,603,016 and $7,785,075, representing 3.4%
and 2.1% of total investments in Municipal III and California Municipal III, respectively.

(b)

Illiquid.

(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)

144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)

In default.

(f)

Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on September 30, 2012.

(g)

Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2012.

(h)

Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AGC

-

insured by Assured Guaranty Corp.

AGM

-

insured by Assured Guaranty Municipal Corp.

AMBAC

-

insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.

-

insured by California Mortgage Insurance

CP

-

Certificates of Participation

FGIC

-

insured by Financial Guaranty Insurance Co.

FHA

-

insured by Federal Housing Administration

GNMA

-

insured by Government National Mortgage Association

GO

-

General Obligation Bond

IBC

-

Insurance Bond Certificate

NPFGC

-

insured by National Public Finance Guarantee Corp.

TCRS

-

Temporary Custodian Receipts

XLCA

-

insured by XL Capital Assurance

24

PIMCO Municipal Income Funds III Annual Report

9.30.12

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds
III Statements of Assets and Liabilities

September 30, 2012

Municipal III

California Municipal III

New York Municipal III

Assets:

  Investments, at value (cost-$510,616,164, $335,240,391 and $85,198,470, respectively)

$568,293,090

$377,183,494

$94,201,698

Cash

3,813,897

2,281,267

425,181

Interest receivable

9,034,307

5,606,274

1,078,109

Prepaid expenses and other assets

36,679

26,117

14,627

Total Assets

581,177,973

385,097,152

95,719,615

Liabilities:

Payable for Floating Rate Notes issued

32,121,219

33,623,688

8,932,500

Dividends payable to common and preferred shareholders

2,275,232

1,320,810

297,064

Investment management fees payable

289,615

185,366

45,748

Interest payable

76,701

77,969

14,320

Accrued expenses and other liabilities

276,266

293,229

102,880

Total Liabilities

35,039,033

35,501,062

9,392,512

  Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 7,560, 5,000 and 1,280 shares issued and outstanding, respectively)

189,000,000

125,000,000

32,000,000

Net Assets Applicable to Common Shareholders

$357,138,940

$224,596,090

$54,327,103

Composition of Net Assets Applicable to Common Shareholders:

Common Shares:

Par value ($0.00001 per share)

$324

$220

$56

Paid-in-capital in excess of par

457,380,551

308,901,832

79,174,051

Undistributed net investment income

3,817,545

5,860,568

1,935,488

Accumulated net realized loss

(161,738,310)

(132,091,831)

(35,784,307)

Net unrealized appreciation of investments

57,678,830

41,925,301

9,001,815

Net Assets Applicable to Common Shareholders

$357,138,940

$224,596,090

$54,327,103

Common Shares Issued and Outstanding

32,402,125

21,951,128

5,630,985

Net Asset Value Per Common Share

$11.02

$10.23

$9.65

See accompanying Notes to Financial Statements

9.30.12

PIMCO Municipal Income Funds III Annual Report

25

PIMCO Municipal Income Funds
III Statements of Operations

Year ended September 30, 2012

Municipal III

California Municipal III

New York Municipal III

Investment Income:

Interest

$31,121,148

$20,695,207

$5,197,424

Expenses:

Investment management fees

3,409,237

2,193,233

543,907

Interest expense

356,541

304,314

70,753

Auction agent fees and commissions

307,800

191,699

53,016

Custodian and accounting agent fees

103,854

78,931

48,850

Audit and tax services

80,336

63,866

45,103

Shareholder communications

55,770

30,112

19,207

Trustees’ fees and expenses

48,616

29,585

7,742

Transfer agent fees

42,497

41,871

40,930

New York Stock Exchange listing fees

25,722

21,309

21,071

Legal fees

12,208

6,652

12,212

Insurance expense

11,095

7,438

2,679

Miscellaneous

11,966

11,982

11,031

Total Expenses

4,465,642

2,980,992

876,501

Less: investment management fees waived

(194,179)

(125,057)

(31,080)

custody credits earned on cash balances

(2,254)

(4,178)

(1,190)

Net Expenses

4,269,209

2,851,757

844,231

Net Investment Income

26,851,939

17,843,450

4,353,193

Realized and Change In Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments

(1,407,521)

861,734

527,953

Futures contracts

273,273

(310,285)

(107,072)

Swaps

(2,252,916)

(3,997,978)

(526,064)

Net change in unrealized appreciation/depreciation of: Investments

43,496,985

22,188,286

3,409,069

Swaps

3,672,956

4,663,255

637,653

  Net realized and change in unrealized gain on investments, futures contracts and swaps

43,782,777

23,405,012

3,941,539

Net Increase in Net Assets Resulting from Investment Operations

70,634,716

41,248,462

8,294,732

Dividends on Preferred Shares from Net Investment Income

(459,781)

(303,346)

(78,584)

  Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment
Operations

$70,174,935

$40,945,116

$8,216,148

26

PIMCO Municipal Income Funds III Annual Report

9.30.12

See accompanying Notes to Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

9.30.12

PIMCO Municipal Income Funds III Annual Report

27

PIMCO Municipal Income Funds
III  Statements of Changes in Net Assets

 Applicable to Common
Shareholders

Municipal III

Year ended September 30, 2012

Year ended September 30, 2011

Investment Operations:

Net investment income

$26,851,939

$28,086,793

Net realized loss on investments, futures contracts and swaps

(3,387,164)

(4,849,640)

  Net change in unrealized appreciation/depreciation of investments, futures contacts and swaps

47,169,941

(14,805,435)

Net increase in net assets resulting from investment operations

70,634,716

8,431,718

Dividends on Preferred Shares from Net Investment Income

(459,781)

(651,323)

  Net increase in net assets applicable to common shareholders resulting from investment operations

70,174,935

7,780,395

Dividends to Common Shareholders from Net Investment Income

(27,184,685)

(27,072,603)

Common Share Transactions:

Reinvestment of dividends

1,127,973

1,473,126

Total increase (decrease) in net assets applicable to common shareholders

44,118,223

(17,819,082)

Net Assets Applicable to Common Shareholders:

Beginning of year

313,020,717

330,839,799

  End of year (including undistributed net investment income of $3,817,545 and $4,610,072; $5,860,568 and $4,108,834; $1,935,488 and $1,204,306; respectively)

$357,138,940

$313,020,717

Common Shares Issued in Reinvestment of Dividends

101,480

146,402

28

PIMCO Municipal Income Funds III Annual Report

9.30.12

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III  Statements of Changes in Net Assets

 Applicable to Common Shareholders
(continued)

California Municipal III

New York Municipal III

Year ended September 30, 2012

Year ended September 30, 2011

Year ended September 30, 2012

Year ended September 30, 2011

$17,843,450

$16,886,814

$4,353,193

$3,847,375

(3,446,529)

(8,192,235)

(105,183)

(1,231,817)

26,851,541

(4,941,083)

4,046,722

(2,130,334)

41,248,462

3,753,496

8,294,732

485,224

(303,346)

(428,181)

(78,584)

(110,402)

40,945,116

3,325,315

8,216,148

374,822

(15,785,355)

(15,719,522)

(3,543,427)

(3,527,553)

687,943

825,372

164,219

243,118

25,847,704

(11,568,835)

4,836,940

(2,909,613)

198,748,386

210,317,221

49,490,163

52,399,776

$224,596,090

$198,748,386

$54,327,103

$49,490,163

70,417

94,251

17,760

28,553

See accompanying Notes to Financial Statements

9.30.12

PIMCO Municipal Income Funds III Annual Report

29

PIMCO California Municipal Income
Fund III Statement of Cash Flows

Year ended September 30, 2012

Decrease in Cash from:

Cash Flows provided by Operating Activities:

Net increase in net assets resulting from investing operations

$41,248,462

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash provided by Operating Activities:

Purchases of long-term investments

(35,428,608)

Proceeds from sales of long-term investments

36,742,385

Sales of short-term portfolio investments, net

5,571,780

  Net change in unrealized appreciation/depreciation of investments, futures contacts and swaps

(26,229,645)

Net realized loss on investments, futures contracts and swaps

2,821,617

Net amortization/accretion on investments

(1,592,752)

Decrease in interest receivable

13,571

Payments for futures contracts transactions

(310,285)

Increase in prepaid expenses and other assets

(4,002)

Net cash used for swap transactions

(4,179,560)

Increase in investment management fees payable

26,604

Decrease in accrued expenses and other liabilities

(19,306)

Net cash provided by operating activities

18,660,261

Cash Flows used of Financing Activities:

Cash dividends paid (excluding reinvestment of dividends of $687,943)

(15,394,462)

Cash retirement on issuance of Floating Rate Notes

(6,706,700)

Net cash used for financing activities

(22,101,162)

Net decrease in cash

(3,440,901)

Cash at beginning of year

5,722,168

Cash at end of year

$2,281,267

30

PIMCO Municipal Income Funds III Annual Report

9.30.12

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds
III Notes to Financial Statements

September 30, 2012

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund III (“Municipal III”), PIMCO California Municipal
Income Fund III (“California Municipal III”) and PIMCO New York Municipal Income Fund III (“New York Municipal III”) (each a “Fund” and collectively referred to as the “Funds” or “PIMCO Municipal Income
Funds III”), were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”)
and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) serve as the investment manager and sub-adviser, respectively, and are indirect, wholly-owned subsidiaries of Allianz Asset Management of America L.P.
(“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Under normal market conditions, Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from U.S. federal income taxes. Under normal market conditions, California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. There can be no assurance that the Funds will meet their stated objectives. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax.
The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures About
Offsetting Assets and Liabilities”, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Funds’ management is currently evaluating the effect that the guidance may have on the Funds’ financial statements.

The
following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted
procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or

09.30.12

PIMCO Municipal Income Funds III Annual Report

31

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2012

1. Organization and Significant Accounting Policies (continued)

other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the
Valuation Committee.

If third party evaluated vendor pricing is neither
available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00
p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•

Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Municipal Bonds & Notes and Variable Rate Notes — Municipal
bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

32

PIMCO Municipal Income Funds III Annual Report

09.30.12

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2012

Organization and Significant Accounting Policies (continued)

A summary of the inputs used at September 30, 2012 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments for more detailed information on Investments in Securities):

Municipal III:

Level 1 – Quoted Prices

  Level 2 –
Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

  Value at
9/30/12

Investments in Securities – Assets

Municipal Bonds & Notes

—

$
551,223,421

—

$
551,223,421

Variable Rate Notes

—

17,069,669

—

17,069,669

Total Investments

—

$
568,293,090

—

$
568,293,090

California Municipal III:

Level 1 – Quoted Prices

  Level 2 –
Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

  Value at
9/30/12

Investments in Securities – Assets

California Municipal Bonds & Notes

—

$
360,062,547

—

$
360,062,547

Other Municipal Bonds & Notes

—

15,742,697

—

15,742,697

California Variable Rate Notes

—

1,378,250

—

1,378,250

Total Investments

—

$
377,183,494

—

$
377,183,494

New York Municipal III:

Level 1 – Quoted Prices

  Level 2 –
Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

Value at 9/30/12

Investments in Securities – Assets

New York Municipal Bonds & Notes

—

$85,889,732

—

$85,889,732

Other Municipal Bonds & Notes

—

8,311,966

—

8,311,966

Total Investments

—

$94,201,698

—

$94,201,698

At September 30, 2012, there were no transfers
between Levels 1 and 2.

A roll forward of fair value measurements using
significant unobservable inputs (Level 3) for the year ended September 30, 2012, was as follows:

Municipal III:

Beginning Balance 9/30/11

Purchases

Sales

Accrued Discounts (Premiums)

Net Realized Gain (Loss)

Net Change in Unrealized Appreciation/ Depreciation

Transfers into Level 3

  Transfers
out of Level 3*

Ending Balance 9/30/12

Investments in Securities – Assets

Municipal Bonds & Notes:

California

$
2,313,600

—

$
(205,000
)

—

—

$
424,747

—

$
(2,533,347
)

—

*Transferred out of Level 3 into Level 2 because
evaluated price from a third-party pricing vendor was available.

09.30.12

PIMCO Municipal Income Funds III Annual Report

33

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2012

1. Organization and Significant Accounting Policies (continued)

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date.
Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income.

(d) Federal Income Taxes

The Funds intend to distribute all
of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at September 30, 2012. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income to
common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds
(“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)

The Funds invest in RIBs and RITEs (“Inverse Floaters”), whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the
Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for Floating Rate Notes issued” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a Trust, which are not accounted for as secured borrowings. The
Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds.

34

PIMCO Municipal Income Funds III Annual Report

09.30.12

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2012

1. Organization and Significant Accounting Policies (continued)

The Funds’ restrictions on borrowings do not apply to
the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse
Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(g) Interest Expense

Interest
expense relates to the Funds’ participation in Floating Rate Notes held by third parties in conjunction with Inverse Floater transactions.

(h) Custody Credits on Cash Balances

The Funds benefit from
an expense offset arrangement with their custodian bank, whereby uninvested cash balances may earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

2. Principal Risks

In the normal course of business, the
Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e.
yield) movements.

Variable and floating rate securities generally are less
sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

09.30.12

PIMCO Municipal Income Funds III Annual Report

35

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2012

2. Principal Risks (continued)

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association,
Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master
Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as
“hedges”, and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’
Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Futures Contracts

The Funds may use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market or event-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The

36

PIMCO Municipal Income Funds III Annual Report

09.30.12

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30,2012

3. Financial Derivative Instruments (continued)

Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order, among other things, to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the
beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Funds’ Statements of Assets and Liabilities.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the
Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

The following is a summary of the fair valuation of the Funds’
derivatives categorized by risk exposure.

The effect of derivatives on the
Statements of Operations for the year ended September 30, 2012:

Municipal III:

Location

Interest Rate Contracts

Net realized gain (loss) on:

Futures contracts

$
273,273

Swaps

(2,252,916
)

Total net realized loss

$
(1,979,643
)

Net change in unrealized appreciation/depreciation of:

Swaps

$
3,672,956

09.30.12

PIMCO Municipal Income Funds III Annual Report

37

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2012

3. Financial Derivative Instruments (continued)

California Municipal III:

Location

Interest Rate Contracts

Net realized loss on:

Futures contracts

$
(310,285
)

Swaps

(3,997,978
)

Total net realized loss

$
(4,308,263
)

Net change in unrealized appreciation/depreciation of:

Swaps

$
4,663,255

New York Municipal III:

Location

Interest Rate Contracts

Net realized loss on:

Futures contracts

$
(107,072
)

Swaps

(526,064
)

Total net realized loss

$
(633,136
)

Net change in unrealized appreciation/depreciation of:

Swaps

$
637,653

The average volume (measured at each fiscal
quarter-end) of derivative activity during the year ended September 30, 2012:

Futures Contracts(1)

Interest
Rate Swap Agreements(2)

Short

Municipal III

—

$
3,460

California Municipal III

(12
)

2,360

New York Municipal III

(4
)

360

(1)

Number of contracts

(2)

Notional amount (in thousands)

4. Investment
Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each
Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding. For the period
October 1, 2011 through June 30, 2012, the Investment Manager voluntarily agreed to waive a portion of its fee for each Fund at the annual rate of 0.05% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding. For the year ended September 30, 2012, each Fund paid investment management fees at an effective rate of 0.61% of each Fund’s average daily net assets, inclusive of net assets attributable to any
Preferred Shares that were outstanding.

The Investment Manager has
retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

38

PIMCO Municipal Income Funds III Annual Report

09.30.12

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2012

5. Investments in Securities

For the year ended September 30, 2012, purchases and sales of investments, other than short-term securities were:

Municipal III

California Municipal III

New York Municipal III

Purchases

$
136,929,646

$
35,428,608

$
17,210,316

Sales

162,266,365

36,742,385

14,483,574

Floating Rate Notes for the year ended
September 30, 2012:

The weighted average daily balance of Floating
Rate Notes outstanding during the year ended September 30, 2012 for Municipal III, California Municipal III and New York Municipal III was $36,960,359, $39,177,855 and $8,932,500 at a weighted average interest rate, including fees, of 0.96%,
0.78% and 0.79%, respectively.

6. Income Tax Information

The tax character of dividends paid was:

Year ended September 30, 2012

Year ended September 30, 2011

Ordinary Income

Tax Exempt Income

Ordinary Income

  Tax
Exempt Income

Municipal III

$
296,167

$
27,348,299

$
341,172

$
27,382,754

California Municipal III

1,306,838

14,781,863

223,752

15,923,951

New York Municipal III

542,793

3,079,218

45,404

3,592,551

At September 30, 2012, the components of
distributable earnings was:

Tax Exempt Income

Capital Loss Carryforwards(1)

Post-October Capital
Loss(2)

Short-Term

Long-Term

Municipal III

$
3,817,545

$
159,672,061

—

$
2,778,388

California Municipal III

5,860,568

131,948,687

—

—

New York Municipal III

1,935,488

35,705,104

$
41,190

—

(1)

Capital loss carryforwards available as a reduction, to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be disbursed.

(2)

Capital losses realized during the period November 1, 2011 through September 30, 2012 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated
Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred in those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

At September 30, 2012, capital loss carryforward amounts was:

No Expiration(3)

2013

2014

2015

2016

2017

2018

2019

Short-Term

Long-Term

Municipal III

$
14,905,572

$
9,012,699

—

$
2,478,209

$
11,389,399

$
116,860,369

$
695,314

$
4,330,499

—

California Municipal III

11,508,959

8,216,646

—

1,376,562

9,243,137

89,815,298

—

6,881,698

$
4,906,387

New York Municipal III

2,109,136

1,605,360

—

426,250

3,263,786

26,935,773

—

1,364,799

—

(3)

Carryforward amounts are subject to the provisions of the Regulated Investment Company Modernization Act of 2010.

09.30.12

PIMCO Municipal Income Funds III Annual Report

39

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2012

6. Income Tax Information (continued)

For the
year ended September 30, 2012, California Municipal III had capital loss carryforwards of $506,345 which expired.

For the year ended September 30, 2012, permanent “book-tax” adjustments were:

Undistributed Net Investment Income

Accumulated Net Realized Loss

Paid-In-Capital In Excess of Par

Municipal III

—

—

—

California Municipal III (a)(b)

$
(3,015
)

$
509,360

$
(506,345
)

New York Municipal III

—

—

—

These permanent “book-tax” differences were
primarily attributable to:

(a)

Differing treatment of Inverse Floaters

(b)

Expiring Capital Loss Carryforwards

Net investment income,
net realized gains or losses and net assets were not affected by these adjustments.

At September 30, 2012, the aggregate cost basis of investments and the net unrealized appreciation of investments for federal income tax purposes were:

Cost of Investments

Gross Unrealized Appreciation

Gross Unrealized Depreciation

Net Unrealized Appreciation

Municipal III

$
477,636,110

$
63,359,232

$
4,968,266

$
58,390,966

California Municipal III

301,590,968

42,552,876

770,720

41,782,156

New York Municipal III

76,268,618

9,172,187

208,384

8,963,803

(4)

Differences, if any, between book and tax cost basis were attributable to Inverse Floater transactions.

7. Auction-Rate
Preferred Shares

Municipal III has 1,512 shares of Preferred Shares Series A, 1,512 shares of Preferred Shares Series B, 1,512 shares of Preferred
Shares Series C, 1,512 shares of Preferred Shares Series D and 1,512 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal III has 2,500 shares of Preferred Shares Series A and 2,500 shares of Preferred Shares Series B outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal III has 1,280 shares of Preferred Shares Series A outstanding, with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the year ended September 30, 2012, the annualized dividend rates ranged from:

High

Low

At September 30, 2012

Municipal III:

Series A

0.381
%

0.107
%

0.274
%

Series B

0.381
%

0.107
%

0.274
%

Series C

0.396
%

0.107
%

0.274
%

Series D

0.396
%

0.107
%

0.274
%

Series E

0.396
%

0.107
%

0.274
%

40

PIMCO Municipal Income Funds III Annual Report

09.30.12

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2012

7. Auction-Rate Preferred Shares (continued)

High

Low

At September 30, 2012

California Municipal III:

Series A

0.381
%

0.107
%

0.274
%

Series B

0.396
%

0.107
%

0.274
%

New York Municipal III:

Series A

0.381
%

0.107
%

0.274
%

The Funds are subject to certain limitations and
restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two
Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and the ARPS holders have continued to receive dividends at the defined “maximum rate” equal to the higher of the 30-day
“AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected. S&P Evaluation Services has announced that it will discontinue providing the Kenny S&P 30-day High Grade Index effective January 1, 2013. The Funds are currently considering alternatives to replace this Index for purpose of calculating ARPS dividend rates on and after January 1, 2013.

In July 2012, Moody’s Investor Service downgraded its ratings for each series of the Funds’ Preferred Shares from Aaa to Aa2.

8. Transfer Agent Change

American Stock Transfer & Trust Company, LLC (“AST”) assumed responsibility as the Funds’ transfer agent, effective September 17, 2012
(the “Effective Date”). The amended Dividend Reinvestment Plan (the “Plan”) and AST’s role as transfer agent for Participants under the Plan commenced as of the Effective Date.

9. Subsequent Events

On October 1, 2012, the following dividends were declared to common shareholders payable November 1, 2012 to shareholders of record on October 11, 2012:

Municipal III

$0.07 per common share

California Municipal III

$0.06 per common share

New York Municipal III

$0.0525 per common share

09.30.12

PIMCO Municipal Income Funds III Annual Report

41

PIMCO Municipal Income Funds Notes to Financial Statements

September 30, 2012

9. Subsequent Events (continued)

On November 1, 2012, the following dividends were declared to common shareholders payable December 3, 2012 to shareholders of record on November 13, 2012:

Municipal III

$0.07 per common share

California Municipal III

$0.06 per common share

New York Municipal III

$0.0525 per common share

There were no other subsequent events that require
recognition or disclosure. In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

42

PIMCO Municipal Income Funds III Annual Report

09.30.12

PIMCO Municipal Income Fund
III Financial Highlights

For a common share outstanding throughout each year:

Year ended September 30,

2012

2011

2010

2009

2008

Net asset value, beginning of year

$9.69

$10.29

$10.16

$10.81

$14.53

Investment Operations:

Net investment income

0.83

0.87

0.86

0.96

1.29

  Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps

1.35

(0.61
)

0.13

(0.67
)

(3.87
)

Total from investment operations

2.18

0.26

0.99

0.29

(2.58
)

Dividends on Preferred Shares from Net Investment Income

(0.01
)

(0.02
)

(0.02
)

(0.10
)

(0.30
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

2.17

0.24

0.97

0.19

(2.88
)

Dividends to Common Shareholders from Net Investment Income

(0.84
)

(0.84
)

(0.84
)

(0.84
)

(0.84
)

Net asset value, end of year

$11.02

$9.69

$10.29

$10.16

$10.81

Market price, end of year

$13.31

$10.75

$11.45

$11.29

$11.17

Total Investment Return (1)

33.20
%

2.01
%

9.90
%

11.02
%

(21.07
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of year (000s)

$357,139

$313,021

$330,840

$324,921

$342,926

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)

1.27
%

1.44
%

1.40%

1.92
%

2.48%

  Ratio of expenses to average net assets, excluding interest expense
(2)(3)(5)

1.17
%

1.28
%

1.26%

1.44
%

1.23%

Ratio of net investment income to average net assets (2)(5)

8.00
%

9.39
%

8.78%

11.23
%

9.39%

Preferred shares asset coverage per share

$72,239

$66,404

$68,760

$67,977

$56,709

Portfolio turnover rate

25
%

14
%

7%

58
%

17%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(h) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.06%, 0.02%, 0.01%, 0.10% and 0.17%, for the years ended September 30 ,2012, September 30, 2011, September 30, 2010, September 30, 2009 and September 30, 2008, respectively.

See accompanying Notes to Financial Statements

9.30.12

PIMCO Municipal Income Funds III Annual Report

43

PIMCO California Municipal Income Fund III Financial Highlights

For a common share outstanding throughout each year:

Year ended September 30,

2012

2011

2010

2009

2008

Net asset value, beginning of year

$9.08

$9.65

$9.55

$11.13

$14.48

Investment Operations:

Net investment income

0.81

0.77

0.76

0.88

1.15

  Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps

1.07

(0.60
)

0.08

(1.64
)

(3.49
)

Total from investment operations

1.88

0.17

0.84

(0.76
)

(2.34
)

Dividends on Preferred Shares from Net Investment Income

(0.01
)

(0.02
)

(0.02
)

(0.10
)

(0.29
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

1.87

0.15

0.82

(0.86
)

(2.63
)

Dividends to Common Shareholders from Net Investment Income

(0.72
)

(0.72
)

(0.72
)

(0.72
)

(0.72
)

Net asset value, end of year

$10.23

$9.08

$9.65

$9.55

$11.13

Market price, end of year

$11.68

$9.53

$10.39

$10.03

$10.54

Total Investment Return (1)

31.62
%

(0.47
)%

11.94
%

3.95
%

(21.60
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of year (000s)

$224,596

$198,748

$210,317

$207,173

$240,436

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)

1.34
%

1.48
%

1.45
%

1.77
%

2.75
%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)

1.20
%

1.32
%

1.31
%

1.48
%

1.21
%

Ratio of net investment income to average net assets (2)(5)

8.40
%

9.01
%

8.39
%

10.82
%

8.53
%

Preferred shares asset coverage per share

$69,918

$64,749

$67,061

$66,432

$57,426

Portfolio turnover rate

10
%

11
%

3
%

48
%

8
%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(h) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.06%, 0.02%, 0.01%, 0.10% and 0.17%, for the years ended September 30 ,2012, September 30, 2011, September 30, 2010, September 30, 2009 and September 30, 2008, respectively.

44

PIMCO Municipal Income Funds III Annual Report

9.30.12

See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund III Financial Highlights

For a common share outstanding throughout each year:

Year ended September 30,

2012

2011

2010

2009

2008

Net asset value, beginning of year

$8.82

$9.38

$9.10

$11.45

$14.57

Investment Operations:

Net investment income

0.77

0.69

0.66

0.78

1.11

  Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps

0.70

(0.60
)

0.27

(2.40
)

(3.30
)

Total from investment operations

1.47

0.09

0.93

(1.62
)

(2.19
)

Dividends on Preferred Shares from Net Investment Income

(0.01
)

(0.02
)

(0.02
)

(0.10
)

(0.30
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

1.46

0.07

0.91

(1.72
)

(2.49
)

Dividends to Common Shareholders from Net Investment Income

(0.63
)

(0.63
)

(0.63
)

(0.63
)

(0.63
)

Net asset value, end of year

$9.65

$8.82

$9.38

$9.10

$11.45

Market price, end of year

$10.66

$9.00

$9.81

$9.65

$10.00

Total Investment Return (1)

26.56
%

(1.27
)%

8.98
%

4.19
%

(22.55
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of year (000s)

$54,327

$49,490

$52,400

$50,528

$63,151

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)

1.64
%

1.73
%

1.66
%

2.30
%

3.02
%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)

1.50
%

1.58
%

1.56
%

1.74
%

1.34
%

Ratio of net investment income to average net assets (2)(5)

8.42
%

8.07
%

7.39
%

9.42
%

8.04
%

Preferred shares asset coverage per share

$67,441

$63,663

$65,936

$64,474

$58,583

Portfolio turnover rate

16
%

9
%

12
%

33
%

7
%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(h) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.06%, 0.02%, 0.01%, 0.10% and 0.17%, for the years ended September 30 ,2012, September 30, 2011, September 30, 2010, September 30, 2009 and September 30, 2008, respectively.

See accompanying Notes to Financial Statements

9.30.12

PIMCO Municipal Income Funds III Annual Report

45

PIMCO Municipal Income Funds III

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of:

PIMCO Municipal Income Fund III,

PIMCO California
Municipal Income Fund III and

PIMCO New York Municipal Income Fund III

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO Municipal Income
Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (collectively hereafter referred to as the “Funds”) at September 30, 2012, the results of their operations and of cash flows (for PIMCO
California Municipal Income Fund III only) for the year then ended, the changes in their net assets applicable to common shareholders for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

November 23, 2012

46

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO Municipal Income Funds III

Tax Information/ Annual Shareholder Meeting Results/

Changes to Board of Trustees (unaudited)

Tax Information:

As required by the Internal Revenue Code, shareholders must be notified regarding certain tax attributes of distributions made by each Fund.

For the year ended September 30, 2012, the Funds designate the following percentages of the ordinary income dividends (or such greater percentages that constitute the maximum amount allowable pursuant to code sections 103(a) and 852(b)(5), as exempt-interest dividends which re exempt from federal income tax other than the alternative minimum tax.

Municipal III

98.93
%

California Municipal III

91.88
%

New York Municipal III

85.01
%

Since the Funds’ tax year is not the calendar
year, another notification will be sent with respect to calendar year 2012. In January 2013, shareholders will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received during calendar 2012. The amount that will be reported will be the amount to use on your 2012 federal income tax return and may differ from the amount which must be reported in connection with the Funds’ tax year ended September 30, 2012. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Funds. In January 2013, an allocation of interest income by state will be provided which may be of value in reducing a shareholder’s state and local tax liability, if any.

Annual Shareholder Meeting Results:

The Funds held their joint annual meetings of shareholders on December 19, 2011. Common/Preferred shareholders voted as indicated below:

Affirmative

Withheld Authority

Municipal III

Election of Deborah A. DeCotis — Class III to serve until 2014

28,525,025

1,010,376

Election of Bradford K. Gallagher — Class II to serve until 2013

28,309,254

953,147

  Re-election of John C. Maney† — Class III to serve
until 2014

28,598,142

664,259

California Municipal III

Election of Deborah A. DeCotis — Class III to serve until 2014

19,942,735

565,047

Election of Bradford K. Gallagher — Class II to serve until 2013

20,063,159

444,623

  Re-election of John C. Maney† — Class III to serve
until 2014

20,036,974

470,808

New York Municipal III

Election of Deborah A. DeCotis — Class III to serve until 2014

4,521,374

200,748

Election of Bradford K. Gallagher — Class II to serve until 2013

4,503,758

218,364

  Re-election of John C.
Maney† — Class III to serve until 2014

4,525,528

196,594

The other members of the Board of Trustees at the time
of the meeting, namely, Messrs, Paul Belica, Hans W. Kertess, James A. Jacobson*, William B. Ogden, IV and Alan Rappaport*, continued to serve as Trustees of the Funds.

*

Preferred Shares Trustee

†

Interested Trustee

Changes to Board of Trustees:

Paul Belica retired from the Funds’ Board of Trustees on December 31, 2011.

9.30.12

PIMCO Municipal Income Funds III Annual Report

47

PIMCO Municipal Income Funds III

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of
Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve each Fund’s Management Agreement with the Investment Manager (the “Advisory
Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on
June 26-27, 2012 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of each Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing
July 1, 2012.

In connection with their deliberations regarding the
continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of an applicable benchmark index, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Adviser, (iv) the estimated profitability to the Investment Manager from its relationship with the Funds for the one-year period ended December 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the
Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the
Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the
Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given its investment objective and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

48

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO Municipal Income Funds III

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

Based on
information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees
under the Agreements, the Trustees considered, among other information, each Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares, preferred shares and other forms of leverage and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total expense ratio reflects the effect of expense waivers/reimbursements and does not reflect interest expense.

Municipal III:

The Trustees noted that the expense group for
the Fund provided by Lipper consisted of a total of eleven closed-end funds, including the Fund and including two other peer Funds managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the eleven funds in the peer group ranged from $237.2 million to $620.6 million, and that eight of the funds are larger in asset size than the Fund. The
Trustees also noted that the Fund was ranked ninth out of eleven funds in the expense peer group for total expense ratio based on common share assets, eighth out of eleven funds in the expense peer group for total expense ratio based on common share and leveraged assets combined, ninth out of eleven funds in actual management fees based on common share assets and seventh out of eleven funds in actual management fees based on common share and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked eleventh having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year period and three-year periods and fifth quintile performance for the five-year period ended February 29, 2012.

California Municipal
III:

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of nine closed-end funds, including the Fund and including two other peer Funds managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the nine funds in the peer group ranged from $28.4 million to $300.5 million, and that five of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked fifth out of nine funds in the expense peer group for total expense ratio based on common share assets, seventh out of nine funds in the expense peer group for total expense ratio based on common share and leveraged assets combined, sixth out of ninth funds in actual management fees based on common share assets and based on common share and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked ninth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year period and three-year periods and fifth quintile performance for the five-year period ended February 29, 2012.

9.30.12

PIMCO Municipal Income Funds III Annual Report

49

PIMCO Municipal Income Funds III

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

New
York Municipal III:

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of eight closed-end funds, including the Fund and including two other peer Funds managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the eight funds in the peer group ranged from $47.6 million to $112.2 million, and that all seven of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked sixth out of eight funds in the expense peer group for total expense ratio based on common share assets and based on common share and leveraged assets combined, sixth out of eight funds in actual management fees based on common share assets and fifth out of eight funds in actual management fees based on common share and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked eighth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had second quintile performance for the one-year period, first quintile performance for the three-year period and fifth quintile performance for the five-year period ended February 29, 2012.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and management.

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including accounts with investment strategies similar to those of the Funds. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as those associated with the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Funds’ net assets, including assets attributable to preferred shares). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the
Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Funds’ common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability did not appear to be excessive.

The
Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After
reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

50

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO Municipal Income Funds III

Privacy Policy/Proxy Voting Policies & Procedures (unaudited)

Privacy Policy:

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

As a matter of policy, we do not
disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers, such as broker-dealers, to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties

We reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, we may disclose information about a shareholder or shareholder’s accounts to a non-affiliated third party only if we receive a shareholder’s written request or consent.

Sharing Information with Affiliates

We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records

We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

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PIMCO Municipal Income Funds III Annual Report

51

PIMCO Municipal Income Funds III

Dividend Reinvestment Plan (unaudited)

Each Fund has adopted a Dividend Reinvestment Plan (the “Plan”) which allows common shareholders to reinvest Fund distributions in additional common shares of the Fund. American Stock Transfer & Trust Company, LLC (the “Plan Agent”) serves as agent for common shareholders in administering the Plan. It is important to note that participation in the Plan and automatic reinvestment of Fund distributions does not ensure a profit, nor does it protect against losses in a declining market.

Automatic enrollment/voluntary participation Under the Plan, common shareholders whose shares are registered with the Plan Agent (“registered shareholders”) are automatically enrolled as participants in the Plan and will have all Fund distributions of income, capital gains and returns of capital (together, “distributions”) reinvested by the Plan Agent in additional common shares of the applicable Fund, unless the shareholder elects to receive cash. Registered shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, to the nominee) by the Plan Agent.

Participation in the Plan is voluntary. Participants may terminate or resume their enrollment in the Plan at any time without penalty by notifying the Plan Agent online at www.amstock.com, by calling
(800) 254-5197, by writing to the Plan Agent, American Stock Transfer & Trust Company, LLC, at P.O. Box 922, Wall Street Station, New York, NY 10269-0560, or, as applicable, by completing and returning the transaction form attached to a Plan statement. A proper notification will be effective immediately and apply to the Fund’s next distribution if received by the Plan Agent at least three (3) days prior to the record date for the distribution; otherwise, a notification will be effective shortly following the Fund’s next distribution and will apply to the Fund’s next succeeding distribution thereafter. If you withdraw from the Plan and so request, the Plan Agent will arrange for the sale of your shares and send you the proceeds, minus a transaction fee and brokerage commissions.

How shares are purchased under the Plan For each Fund distribution, the Plan Agent will acquire common shares for participants either (i) through receipt of newly issued common shares from the Fund
(“newly issued shares”) or (ii) by purchasing common shares of the Fund on the open market (“open market purchases”). If, on a distribution payment date, the net asset value per common shares of the Fund (“NAV”) is equal to or less than the market price per common shares plus estimated brokerage commissions (often referred to as a “market premium”), the Plan Agent will invest the distribution amount on behalf of participants in newly issued shares at a price equal to the greater of (i) NAV or (ii) 95% of the market price per common share on the payment date. If the NAV is greater than the market price per common shares plus estimated brokerage commissions (often referred to as a
“market discount”) on a distribution payment date, the Plan agent will instead attempt to invest the distribution amount through open market purchases. If the Plan Agent is unable to invest the full distribution amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any un-invested portion of the distribution in newly issued shares at a price equal to the greater of (i) NAV or
(ii) 95% of the market price per share as of the last business day immediately prior to the purchase date (which, in either case, may be a price greater or lesser than the NAV per common shares on the distribution payment date). No interest will be paid on distributions awaiting reinvestment.

Under the Plan, the
market price of common shares on a particular date is the last sales price on the exchange where the shares are listed on that date or, if there is no sale on the exchange on that date, the mean between the closing bid and asked quotations for the shares on the exchange on that date. The NAV per common share on a particular date is the amount calculated on that date (normally at the close of regular trading on the New York Stock Exchange) in accordance with the Fund’s then current policies.

52

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO Municipal Income Funds III

Dividend Reinvestment Plan (unaudited) (continued)

Fees and expenses No brokerage charges are imposed on reinvestments in newly issued shares under the Plan. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. There are currently no direct service charges imposed on participants in the Plan, although the Funds reserve the right to amend the Plan to include such charges. The Plan Agent imposes a transaction fee (in addition to brokerage commissions that are incurred) if it arranges for the sale of your common shares held under the Plan.

Shares held through nominees If your common shares are held through a broker, bank or other nominee (together, a “nominee”) and are not registered with the Plan Agent, neither you nor the nominee will be participants in or have distributions reinvested under the Plan. If you are a beneficial owner of common shares and wish to participate in the Plan, and your nominee is unable or unwilling to become a registered shareholder and a Plan participant on your behalf, you may request that your nominee arrange to have all or a portion of your shares re-registered with the Plan Agent in your name so that you may be enrolled as a participant in the Plan. Please contact your nominee for details or for other possible alternatives. Participants whose shares are registered with the Plan Agent in the name of one nominee firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

Tax consequences Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions – i.e., automatic reinvestment in additional shares does not relieve shareholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan. Additional information about the Plan, as well as a copy of the full Plan itself, may be obtained from the Plan Agent, American Stock Transfer & Trust Company, LLC, at P.O. Box 922, Wall Street Station, New York, NY 10269-0560; telephone number: (800) 254-5197; web site: www.amstock.com.

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PIMCO Municipal Income Funds III Annual Report

53

PIMCO Municipal Income Funds
III Board of Trustees (unaudited)

Name, Year of Birth, Position(s) Held with Funds,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios
in Fund
Complex/Outside Fund Complexes Currently Overseen
by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1633 Broadway, New York, NY 10019.

Hans W. Kertess

Year of Birth: 1939

Chairman of the Board of Trustees since: 2007

Trustee since:
2003

Term of office: Expected to stand for re-election at 2012 annual meeting of shareholders.

Trustee/Director of 59 funds in Fund Complex;

Trustee/Director of no funds outside of Fund Complex

President, H. Kertess & Co., a financial advisory company. Formerly, Managing Director, Royal Bank of Canada Capital Markets.

Deborah A. DeCotis

Year of Birth: 1952

Trustee since: 2011

Term of office: Expected to stand for
re-election at 2014 annual meeting of shareholders.

Trustee/Director of 59 funds in Fund
Complex

Trustee/Director of no funds outside of Fund Complex

Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Co-Chair Special Projects Committee, Memorial Sloan Kettering (since 2005); Board Member and Member of the Investment and
Finance Committees, Henry Street Settlement (since 2007); Trustee, Stanford University (since 2010). Formerly, Director, Helena Rubenstein Foundation (1997-2012); Advisory Council, Stanford Business School (2002-2008); and Director, Armor Holdings,
a manufacturing company (2002-2007).

Bradford K. Gallagher

Year of Birth: 1944

Trustee since: 2010

Term of office: Expected to stand for
re-election at 2013 annual meeting of shareholders.

Trustee/Director of 59 funds in Fund
Complex

Trustee/Director of no funds outside of Fund Complex

Formerly, Chairman and Trustee of Grail Advisors ETF Trust (2009-2010) and Trustee of Nicholas-Applegate Institutional
Funds (2007-2010)

Partner, New Technology Ventures Capital Management LLC, a venture capital fund (since 2011); Chairman and Trustee, Atlantic Maritime Heritage Foundation (since 2007); Trustee, The Common
Fund (since 2005); Founder, Spyglass Investments LLC, a private investment vehicle (since 2001); and Founder, President and CEO, Cypress Holding Company and Cypress Tree Investment Management Company (since 1995).

James A. Jacobson

Year of Birth: 1945

Trustee since: 2009

Term of office: Expected to stand for
re-election at 2013 annual meeting of shareholders.

Trustee/Director of 59 funds in Fund Complex
Trustee/Director of 17 funds in Alpine Mutual Funds Complex

Retired. Formerly, Vice Chairman and Managing Director, Spear, Leeds & Kellogg Specialists, LLC, a specialist firm on the New York Stock Exchange.

William B. Ogden, IV

Year of Birth: 1945

Trustee since: 2006

Term of office: Expected to stand for
re-election at 2012 annual meeting of shareholders..

Trustee/Director of 59 funds in Fund Complex;
Trustee/Director of no funds outside of Fund Complex

Asset Management Industry Consultant. Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets
Inc.

54

PIMCO Municipal Income Funds III Annual Report

9.30.12

PIMCO Municipal Income Funds III Board of Trustees (continued) (unaudited)

Name, Year of Birth, Position(s) Held with Funds,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios
in Fund
Complex/Outside Fund Complexes Currently Overseen
by Trustee

Principal Occupation(s) During Past 5 Years:

Alan Rappaport

Year of Birth: 1953

Trustee since: 2010

Term of office: Expected to stand for
re-election at 2012 annual meeting of shareholders.

Trustee/Director of 59 funds in Fund
Complex

Trustee/Director of no funds outside of Fund Complex

Advisory Director (since 2012), formerly, Vice Chairman, Roundtable Investment Partners (since 2009); Chairman (formerly President), Private Bank of Bank of America; Vice Chairman, US Trust
(2001-2008); Trustee, American Museum of Natural History (since 2005) and Trustee, NYU Langone Medical Center (since 2007).

John C. Maney†

Year of Birth: 1959

Trustee since: 2006

Term of office: Expected to stand for
re-election at 2014 annual meeting of shareholders.

Trustee/Director of 78 funds in Fund
Complex

Trustee/Director of no funds outside the Fund Complex

Management Board, Managing Director and Chief Executive Officer of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Asset Management of America
L.P. (since January 2005) and Chief Operating Officer of Allianz Asset Management of America L.P. (since November 2006).

†

Mr. Maney is an “interested person” of the Funds, as defined in Section 2(a)(19) of the 1940 Act, due to his positions set forth in the table above, among others with the Funds’ Investment Manager and various affiliated entities.

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PIMCO Municipal Income Funds III Annual Report

55

PIMCO Municipal Income Funds III Fund Officers (unaudited)

Name, Year of Birth, Position(s) Held with Funds.

Principal Occupation(s) During Past 5 Years:

  Brian S. Shlissel
Year of Birth: 1964 President & Chief Executive Officer since: 2002

Management Board, Managing Director and Head of Mutual Fund Services of Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 29 funds in the
Fund Complex; President of 49 funds in the Fund Complex; and Treasurer, Principal Financial and Accounting Officer of The Korea Fund, Inc. Formerly, Treasurer, Principal Financial and Accounting Officer of 50 funds in the Fund
Complex.

  Lawrence G. Altadonna
Year of Birth: 1966 Treasurer, Principal Financial and Accounting Officer since: 2002

Senior Vice President, Director of Fund Administration of Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 78 funds in the
Fund Complex; and Assistant Treasurer of The Korea Fund, Inc. Formerly, Assistant Treasurer of 50 funds in the Fund Complex.

  Thomas J. Fuccillo
Year of Birth: 1968 Vice President, Secretary & Chief Legal Officer since: 2004

Executive Vice President, Chief Legal Officer and Secretary of Allianz Global Investors Fund Management LLC; Executive Vice President, Chief Regulatory Counsel and Head of U.S.
Compliance of Allianz Global Investors U.S. LLC; Vice President, Secretary and Chief Legal Officer of 78 funds in the Fund Complex; and Secretary and Chief Legal Officer of The Korea Fund, Inc.

  Scott Whisten
Year of Birth: 1971 Assistant Treasurer since: 2007

Senior Vice President of Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 78 funds in the Fund Complex.

  Richard J. Cochran
Year of Birth: 1961 Assistant Treasurer since: 2008

Vice President of Allianz Global Investors Fund Management LLC; Assistant Treasurer of 78 funds in the Fund Complex and of The Korea Fund, Inc. Formerly, Tax Manager, Teachers
Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF) (2002-2008).

  Orhan Dzemaili
Year of Birth: 1974 Assistant Treasurer since: 2011

Vice President of Allianz Global Investors Fund Management LLC; Assistant Treasurer of 78 funds in the Fund Complex.

  Youse E. Guia
Year of Birth: 1972 Chief Compliance Officer since: 2004

Senior Vice President, Chief Compliance Officer and Deputy Chief of U.S. Compliance, Allianz Global Investors U.S. LLC; Chief Compliance Officer of 78 funds in the Fund Complex and of
The Korea Fund, Inc.

  Lagan Srivastava
Year of Birth: 1977 Assistant Secretary since: 2006

Vice President of Allianz Global Investors U.S. LLC; Assistant Secretary of 78 funds in the Fund Complex and of The Korea Fund, Inc.

Officers hold office at the pleasure of the Board
and until their successors are appointed and qualified or until their earlier resignation or removal.

56

PIMCO Municipal Income Funds III Annual Report

9.30.12

Trustees

Fund Officers

  Hans W. Kertess Chairman of the Board of Trustees
 Deborah A. DeCotis   Bradford K. Gallagher   James A. Jacobson
John C. Maney William B. Ogden, IV Alan Rappaport

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their
complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the
Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at
(800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ606AR_093012

AGI-2012-09-28-4751

ITEM 2. CODE OF ETHICS

(a)
As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical
Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal
Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710. The code of ethics is included as an Exhibit 99.CODEETH hereto.

(b)
During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)
During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board has determined that James A. Jacobson, a member of the Board’s Audit Oversight Committee is an “audit committee financial expert,” and that he is
“independent,” for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)
Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the
Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $52,772 in 2011 and $57,370 in 2012.

b)
Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant’s financial statements and are not reported under paragraph (e) of this Item were $11,084 in 2011 and $11,119 in 2012. These services consist of accounting consultations, agreed upon procedure reports
(inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

c)
Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning
(“Tax Services”) were $10,450 in 2011 and $10,800 in 2012. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns and calculation of excise tax distributions.

d)
All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)
Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements related directly to the operations and financial reporting of the Registrant. The Registrant’s policy is stated below.

PIMCO Municipal Income Fund III (the “Fund”)

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund’s Audit Oversight Committee (“Committee”) is charged with the oversight of the Fund’s financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the
Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to provided,

the fees to be charged in connection with the services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Fund’s Committee will review and pre-approve the scope of the audit of the Fund and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Fund’s independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the
Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Fund will also require the separate written pre-approval of the President of the
Fund, who will confirm, independently, that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed audits (related to new product
filings, as required)

SEC and regulatory filings and consents

Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares)

Other attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $250,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax
services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Tax authority examination services

Tax appeals support services

Accounting methods studies

Fund merger support service

Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $250,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Fund’s independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Fund

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services

Internal audit outsourcing services

Management functions or human resources

Broker or dealer, investment adviser or investment banking services

Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The
Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Fund (including affiliated sub-advisers to the Fund), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Fund (such entities, including the Investment Manager, shall be referred to herein as the
“Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee
Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $250,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting. Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the
Fund’s independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)
The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent
(5%) of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

e)
2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

f)
Not applicable

g)
Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2011 Reporting Period was $5,739,243 and the 2012 Reporting Period was $6,899,693.

h)
Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre- approved is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED
REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the
Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, William B. Ogden, IV, Alan Rappaport and Deborah A. DeCortis.

ITEM 6. INVESTMENTS

(a) The
registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not
applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

PIMCO MUNICIPAL INCOME FUND III

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

PIMCO NEW YORK MUNICIPAL
INCOME FUND III

(each a “Trust”)

PROXY VOTING POLICY

1.
It is the policy of each Trust that proxies should be voted in the interest of its shareholders, as determined by those who are in the best position to make this determination. Each Trust believes that the firms and/or persons purchasing and selling securities for the Trust and analyzing the performance of the Trust’s securities are in the best position and have the information necessary to vote proxies in the best interests of the Trust and its shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the Trust, on the other. Accordingly, each Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the Trust.

2.
The Trust delegates the responsibility for voting proxies to Allianz Global Investors Fund Management LLC (“AGIFM”), which will in turn delegate such responsibility to the sub-adviser of the particular Trust. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A hereto. Summaries of the detailed proxy voting policies of the Trusts’ current sub-advisers are set forth in
Appendix B attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.
The party voting the proxies (i.e., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.
AGIFM and each sub-adviser of a Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the applicable Board of the Trust promptly after the adoption or amendment of any such policies.

5.
The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trusts’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 18 of Form N-2 and Item 7 of Form N-CSR; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust’s Chief Compliance Officer.

6.
This Proxy Voting Policy Statement, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser of the Trust with proxy voting authority and how each Trust voted proxies relating to portfolio securities held during the most recent twelve month period ending June 30, shall be made available (i) without charge, upon request, by calling 1-800-254-5197;
(ii) on the Trusts’ website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. In addition, to the extent required by applicable law or determined by the Trusts’ Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting polices of each sub-adviser with proxy voting authority shall also be included in the
Trusts’ Registration Statements or Form N-CSR filings.

Appendix A

ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)

PROXY
VOTING POLICY SUMMARY

1.
It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.
AGIFM, for each fund for which it acts as investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective fund.

3.
The party voting proxies (e.g., the sub-adviser) vote the proxies in accordance with their proxy voting policies and, to the extent consistent with their policies, may rely on information and/or recommendations supplied by others.

4.
AGIFM and each sub-adviser of a fund will deliver a copy of their respective proxy voting policies and any material amendments thereto to the board of the relevant fund promptly after the adoption or amendment of any such policies.

5.
The party voting the proxy will: (i) maintain such records and provide such voting information as is required for such funds’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 18 of Form N-2 and Item 7 of Form N-CSR; and (ii) will provide additional information as may be requested, from time to time, by the funds’
respective boards or chief compliance officers.

6.
Summaries of the proxy voting policies for AGIFM and each sub-adviser of a fund advised by AGIFM and how each fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 will be available (i) without charge, upon request, by calling 1-800-254-5197; (ii) on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com; and
(iii) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. In addition, to the extent required by applicable law or determined by the relevant fund’s board of directors/trustees or chief compliance officer, summaries of the detailed proxy voting policies of AGIFM, each sub-adviser and each other entity with proxy voting authority for a fund advised by AGIFM shall also be included in the Registration Statement or Form N-CSR filings for the relevant fund.

Appendix B

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

Description of Proxy
Voting Policy and Procedures

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by
Rule 206(4)-6 under the Advisers Act. The Proxy Policy applies generally to voting and/or consent rights of PIMCO, on behalf of each Fund, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions.
The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.

PIMCO exercises voting and consent rights directly with respect to debt securities held by a Fund. PIMCO considers each proposal regarding a debt security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO may determine not to vote a proxy for a debt security if: (1) the effect on the applicable Fund’s economic interests or the value of the portfolio holding is insignificant in relation to the Fund’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Fund, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

For all debt security proxies, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable Fund or between the Fund and another Fund or PIMCO-advised account. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable Fund, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a Fund, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Conflicts Committee with respect to specific types of conflicts. With respect to material conflicts of interest between a Fund and one or more other Funds or PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two Funds or accounts with at least one portfolio manager in common;
or (ii) permit the respective portfolio managers to vote the proxies in accordance with each Fund’s or account’s best interests if the conflict exists between Funds or accounts managed by different portfolio managers.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)

As of November 28, 2012,
the following individual has primary responsibility for the day-to-day implementation of the PIMCO Municipal Income Fund III (PMX), PIMCO California Municipal Income Fund III (PZC) and PIMCO New York Municipal Income Fund III (PYN) (each a
“Fund” and collectively, the “Funds”):

Joe Deane

Mr. Deane has been the portfolio manager for the Funds since July 2011. Mr. Deane, an Executive Vice President at Pacific Investment Management Company LLC ("PIMCO"), joined PIMCO in 2011 and is the head of the municipal bond portfolio management team. Prior to joining PIMCO, he was Co-Head of the Tax-Exempt Department for Western Asset Management Company. Previously he was Managing Director, Head of Tax-Exempt Investments for Smith
Barney/Citigroup Asset Management from 1993 to 2005. He has 42 years of investment experience and holds a bachelor's degree from Iona College.

(a)(2)

The following
summarizes information regarding each of the accounts, excluding the Fund, managed by the Portfolio Manager as of September 30, 2012, including accounts managed by a team, committee, or other group that includes the Portfolio Manager. Unless mentioned otherwise, the advisory fee charged for managing each of the accounts listed below is not based on performance.

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

PM

Fund

#

AUM($million)

#

AUM($million)

#

AUM($million)

Joe Deane

PMX

22

6,382.49

0

0

11

1,212.44

PZC

22

6,579.15

0

0

11

1,212.44

PYN

22

6,824.64

0

0

11

1,212.44

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment
Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook.
PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.
Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

(a) (3)

As of September 30, 2012, the following explains the compensation structure of the individual that shares primary responsibility for day-to-day portfolio management of the Fund:

Portfolio Manager Compensation

PIMCO
has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including
portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•

Base Salary—Base salary is determined based on core job responsibilities, positions/levels, and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•

Performance Bonus—Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the Compensation Committee’s bonus decision process. Final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.

•

Equity or Long Term Incentive Compensation—Equity allows key professionals to participate in the long-term growth of the firm. This program provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. These options vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards. PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s performance over a three-year period. The aggregate amount available for distribution to participants is based upon PIMCO’s profit growth.

Participation in the M Unit Option Plan
and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•

  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•

Amount and nature of assets managed by the portfolio manager;

•

Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•

  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment
Committee meetings, and on a day-to-day basis;

•

Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•

Contributions to asset retention, gathering and client satisfaction;

•

Contributions to mentoring, coaching and/or supervising; and

•

Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

(a)(4)

The following summarizes the dollar range of securities the portfolio manager for the Fund beneficially owned of the Fund that he managed as of September 30, 2012.

PIMCO Municipal Income Fund III

PIMCO California Municipal Income Fund III

PIMCO New York Municipal Income Fund
III

Portfolio Manager

Dollar Range of Equity Securities in each Fund

Joe Deane

None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND
PROCEDURES

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting
Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.CODE ETH — Code of Ethics

(a) (2) Exhibit 99.302 Cert. —
Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By:

/s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: November 28, 2012

By:

/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: November 28, 2012

By:

/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 28, 2012